BUSINESS COMBINATION (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Loss form sale of the business	$ 100		$ (134)
Cash balance	$ 100